SHARE-BASED PAYMENT (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Notes and other explanatory information [abstract]
Number of options, Outstanding at beginning balance	2,626,113
WeightedAverageExercisePriceOfShareOptionsOutstandingsInShareBasedPaymentArrangement | $ / shares	$ 3.55
Number of Restricted Shares, Outstanding at beginning balance	428,452
Total share based awards Outstanding at beginning balance	3,054,565
Number of options, Granted	170,000
Weighted average of exercise price, Granted | $ / shares	$ 5.16
Number of Restricted Shares, Granted
Number ofshare based award, Granted	170,000
Number of options, Exercised	(14,538)
Weighted average of exercise price, Exercised | $ / shares	$ 4.50
Number of Restricted Shares, Exercised	(148,761)
Number ofshare based award, Exercised	(163,299)
Number of options, Expired	(69,462)
Weighted average of exercise price, Expired | $ / shares	$ 4.50
Number of Restricted Shares, Expired
Number ofshare based award, Expired	(69,462)
Number of options, Forfeited	(46,250)
Weighted average of exercise price, Forfeited | $ / shares	$ 2.89
Number of Restricted Shares, Forfeited	(16,650)
Number ofshare based award, Forfeited	(62,900)
Number of options, Outstanding at ending balance	2,665,863
Weighted average of exercise price, Outstanding at ending balance | $ / shares	$ 2.40
Number of Restricted Shares, Outstanding at ending balance	263,041
Total share based awards Outstanding atEnding balance	2,928,904
Number of options, Exercisable	1,577,480
Weighted average of exercise price, Exercisable | $ / shares	$ 2.13
Number of Restricted Shares, Exercisable
Number ofShare based awards, Exercisable	1,577,480